Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
SA U.S. Fixed Income Fund
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 10,053	$ 10,064	$ 10,081	$ 10,341	$ 10,488	$ 10,438	$ 9,850	$ 10,012	$ 10,540	$ 11,173
SA Global Fixed Income Fund
Account Value [Line Items]
Accumulated Value		10,000	10,232	10,198	10,202	10,600	10,755	10,778	9,970	10,075	10,598	11,200
SA U.S. Core Market Fund
Account Value [Line Items]
Accumulated Value		10,000	10,131	11,935	13,833	15,120	16,073	22,492	19,694	23,474	28,941	32,741
SA U.S. Value Fund
Account Value [Line Items]
Accumulated Value		10,000	9,865	11,904	13,046	13,363	11,569	17,257	15,897	17,695	20,519	22,279
SA U.S. Small Company Fund
Account Value [Line Items]
Accumulated Value		10,000	9,477	11,457	13,135	12,617	11,273	17,906	15,176	17,497	19,497	21,055
SA International Value Fund
Account Value [Line Items]
Accumulated Value		10,000	8,234	10,359	11,251	10,589	8,724	12,531	11,457	13,411	15,097	18,489
SA International Small Company Fund
Account Value [Line Items]
Accumulated Value		10,000	9,519	11,696	12,673	11,653	10,807	15,555	12,393	13,862	15,230	18,761
SA Emerging Markets Value Fund
Account Value [Line Items]
Accumulated Value		10,000	8,705	10,830	11,397	11,507	9,252	13,555	11,512	12,401	14,472	15,967
SA Real Estate Securities Fund
Account Value [Line Items]
Accumulated Value		10,000	12,356	11,988	12,364	14,011	12,965	17,058	15,948	15,158	16,009	17,336
SA Worldwide Moderate Growth Fund
Account Value [Line Items]
Accumulated Value	$ 10,000		9,611	11,057	11,953	12,255	11,357	15,185	13,823	15,284	17,252	19,268
SA U.S. Fixed Income Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,583	10,546	10,504	11,329	12,315	12,278	11,019	10,902	11,182	11,854
SA U.S. Fixed Income Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,160	10,196	10,221	10,662	11,114	11,171	10,751	10,801	11,323	11,990
SA Global Fixed Income Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,764	10,692	10,878	11,726	12,443	12,430	11,237	11,184	11,615	12,308
SA Global Fixed Income Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,240	10,274	10,380	10,833	11,229	11,245	10,876	10,944	11,491	12,193
S A U.S. Core Market Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,226	12,122	13,918	15,193	16,190	23,337	20,036	23,855	29,434	33,895
S A U.S. Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,226	12,122	13,918	15,193	16,190	23,337	20,036	23,855	29,434	33,895
S A U.S. Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,564	12,336	13,416	14,622	14,007	19,836	18,937	21,419	25,166	28,077
SA U.S. Small Company Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,226	12,122	13,918	15,193	16,190	23,337	20,036	23,855	29,434	33,895
SA U.S. Small Company Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	9,491	11,565	13,481	13,120	11,965	19,464	14,915	16,985	18,692	20,440
SA International Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	9,117	10,893	11,721	11,755	11,167	15,016	12,348	14,367	15,912	18,941
SA International Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	8,719	10,772	11,294	11,143	9,486	13,019	11,611	13,538	15,253	18,754
SA International Small Company Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	9,117	10,893	11,721	11,755	11,167	15,016	12,348	14,367	15,912	18,941
SA International Small Company Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	9,607	11,636	12,899	12,132	11,594	16,036	12,176	13,344	14,379	17,691
SA Emerging Markets Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	8,894	10,841	11,631	11,921	11,489	16,430	12,526	12,975	14,793	16,775
SA Emerging Markets Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	8,771	11,122	11,703	12,466	10,751	15,554	12,979	13,761	15,699	18,419
SA Real Estate Securities Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,226	12,122	13,918	15,193	16,190	23,337	20,036	23,855	29,434	33,895
SA Real Estate Securities Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000	12,265	12,225	12,767	14,512	13,646	17,986	16,940	16,209	17,122	18,776
S A Worldwide Moderate Growth Fund Primary Benchmark [Member]
Account Value [Line Items]
Accumulated Value	10,000		9,630	11,444	12,691	13,321	13,490	18,892	15,781	18,326	21,735	25,161
S A Worldwide Moderate Growth Fund Secondary Benchmark [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,239	$ 11,345	$ 12,257	$ 13,207	$ 14,004	$ 17,307	$ 15,190	$ 16,821	$ 19,193	$ 21,527